Income Taxes - Schedule of Reconciliation of Income Taxes Computed at Canadian Statutory Rates to Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure Of Reconciliation Of Effective Income Tax Expense [abstract]
Income taxes calculated at statutory rates	$ 128.3	$ 134.5
Income taxes calculated at statutory rates, percentage	26.50%	26.60%
Income tax rate differential of foreign subsidiaries	$ (5.5)	$ (5.7)
Effect of income tax rate changes on deferred income taxes		(0.6)
Increase (decrease) in valuation allowance	(16.1)	1.9
Recognition of income taxes on foreign currency translation	1.1	(0.6)
Permanent differences	13.1	5.3
Adjustments in respect of prior years	0.9
Other	(0.4)	0.3
Income tax expense	$ 121.4	$ 135.1